Shareholders' Equity (Details) - Schedule of Warrants Activity - shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Activity [Abstract]
Number of warrants, at beginning		6,023,700	6,020,000
Weighted average life, at beginning			3 years 1 month 6 days
Expiration dates, at beginning			Feb. 05, 2024
Number of warrants, Additional warrants upon exercise of UPO			100,000
Number of warrants, Exercised			(96,300)
Number of warrants, at ending	6,023,700	6,023,700	6,023,700
Weighted average life, at ending	1 month 6 days	1 year 1 month 6 days	2 years 1 month 6 days
Expiration dates, at ending	Feb. 05, 2024	Feb. 05, 2024	Feb. 05, 2024
Number of warrants, Balance of warrants exercisable	6,023,700
Weighted average life, Balance of warrants exercisable	1 month 6 days
Expiration dates, Balance of warrants exercisable	Feb. 05, 2024